Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segment	4
Sales	$ 19,636	$ 4,547
Gross margin	5,392	694
EBITDA	2,006	901
Nitrogen [member]
Disclosure of operating segments [line items]
Sales	3,217	$ 1,469
Restatement Adjustment [Member] | Nitrogen [member] | Phosphate and Sulfate [member]
Disclosure of operating segments [line items]
Sales	121
Gross margin	42
EBITDA	$ 69